Transactions With Related Parties - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	May 18, 2021	Jul. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Management fee, per day, per vessel			$ 280
Due to related parties, current, total			955,567	$ 2,476,663
Proceeds From Unconsolidated Joint Ventures And Subsidiaries Classified As Financing Activities			11,847	4,428,713	$ 0
Related party transaction, purchases from related party		$ 117,000,000
Advances paid for the acquisition of vessels			$ 23,414,570	$ 23,400,000
Other Liability, Current, Related Party, Type [Extensible Enumeration]			Related Party [Member]	Related Party [Member]
Commission fees capitalized to cost of vessels			$ 0	$ 0	$ 300,000
Eco Oracle [Member]
Related Party Transaction [Line Items]
Supervision fees			550,000
Eco Wizard [Member]
Related Party Transaction [Line Items]
Supervision fees			$ 550,000
Joint Venture [Member]
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage			50.10%
The Manager [Member]
Related Party Transaction [Line Items]
Management fee, per day, per vessel			$ 440
Management fee, per day, per vessel, under bareboat charter			125
Crew management fee, per month, per vessel			$ 2,500
Sales and purchase broker commission fee, percentage			1.00%
Due to related parties, current, total			$ 943,720	2,476,663
Proceeds From Unconsolidated Joint Ventures And Subsidiaries Classified As Financing Activities			$ 11,847	$ 0
Other Liability, Current, Related Party, Type [Extensible Enumeration]			Related Party [Member]	Related Party [Member]
The Manager [Member] | Additional Charge Per Day When Visits Exceed Five Days In Twelve Month Period [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party			$ 500
Operating Cost and Expense, Related Party, Type [Extensible Enumeration]			Related Party [Member]
Brave [Member]
Related Party Transaction [Line Items]
Related party transaction, purchases from related party	$ 1,398,675
Option premium	$ 1,950,000
Brave [Member] | Gas Enterprises International Inc [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%